Subsequent events - Schedule of Debt Securities Conditions (Details) $ in Thousands	1 Months Ended
	Mar. 31, 2026 ARS ($)	Feb. 28, 2026 ARS ($)	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)
Disclosure of non-adjusting events after reporting period [line items]
Nominal Value			$ 615,321,191	$ 152,462,334
40 | Financial Instruments Issued
Disclosure of non-adjusting events after reporting period [line items]
Term	18 months	18 months
Nominal Value	$ 36,503	$ 36,503
Annual Nominal	0.0500	0.0500
41 | Financial Instruments Issued
Disclosure of non-adjusting events after reporting period [line items]
Term	12 months	12 months
Nominal Value	$ 45,457,222	$ 45,457,222
Annual Nominal	0.0350	0.0350